Leases -Summary of Future lease payments (Detail) - Dec. 31, 2020 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Leases [Abstract]
2021	¥ 2,430	$ 372
2022	1,856	284
2023	1,433	220
2024	1,032	158
2025	464	71
Thereafter	624	96
Total future lease payments	7,839	1,201
Less: Imputed interest	780	118
Total lease liability balance	¥ 7,059	$ 1,083